February 28, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Brookfield Investment Funds (the “Trust”)

Registration Statement on Form N-1A
File Nos.: 333-174323 and 811-22558

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust anticipates that this filing shall become effective on April 30, 2013; pursuant to Rule 485(a)(1) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Very truly yours,

/s/ Angela L. Pingel

Angela L. Pingel
for US Bancorp Fund Services, LLC

Enclosures

Cc: Michael Rosella, Esq. PAUL HASTINGS LLP